Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	SCIENJOY HOLDING CORPORATION
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001753673
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	RM 1118, 11th Floor, Building 3
Entity Address, Address Line Two	No. 99 Wangzhou Rd., Liangzhu St
Entity Address, Address Line Three	Yuhang District, Hangzhou
Entity Address, City or Town	Zhejiang Province
Entity Address, Postal Zip Code	311113
Entity Address, Country	CN
City Area Code	(86)
Local Phone Number	0571 8858 6668
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc
Entity Address, State or Province	NY